Investments	12 Months Ended
Mar. 31, 2026
Investments [abstract]
Investments

11.    Investments

Other Investments comprise investment in unquoted equity instruments classified as financial assets at FVTOCI and investment in unquoted debt securities classified as financial assets at amortised cost. The details of such investments are given below:

	March 31, 2026	March 31, 2025
Investment in equity instruments – unquoted
Towards procurement of private power under Power Purchase Agreements (Refer note (i) below)
Investment in equity shares of Vashi Railway Station Commercial Complex Limited *	0	0
Investment in equity shares of Sarayu Clean Gen Private Limited	2	2
Investment in Tasoula Energy Private Limited	225	225
Investment in VEH Srishti Energy Private Limited	375	375
Investment in Sunsure Solarpark Eighteen Private Limited	100	10
Investment in Murli Enery Private Limited	49	-
Towards others
Investment in Padvest Corporation	4	4
Investment in Digifresh Corporation	19	17
Investment in The Gizmo App Company	21	21
Investment in Chatter Inc	14	13
Investment in Passerine technologies Inc	19	17
Investment in Cloudfabrix Software Inc	142	128
Investment in Sylvie Unlimited Inc	14	13
Investment in debt securities – unquoted
Investment in Elevo Corporation (Erstwhile Attala Systems Corporation)	447	404
Less: Provision for Investment (Refer note below)	(26)	-
	1,405	1,229

Note: The Group has made provision towards its investment in Padvest Corporation and Gizmo App Company.

* below the rounding off norm adopted by the Group.

(i) These investments are made pursuant to Electricity Act, 2003 as these are treated as captive power plants under that act. The Group assessed the fair value of the above investments as at March 31, 2026. In accordance with the requirements of IFRS 9 - Financial instruments, the company has classified the investments as measured as fair value through other comprehensive income. The carrying costs of investments has been considered as the best estimate of fair value as at the reporting date.

(ii) Details relating to uncalled capital commitments are as follows:

Name of the Entity	March 31, 2026	March 31, 2025
Murli Solar Enery Private Limited	91	-
Netra Renewable Energy Private Limited	95	-
Radiance KA Sunbright Two Private Limited	32	-
Sunsure Solarpark Eighteen Private Limited	-	90
Total	218	90